SHARE-BASED PAYMENT	6 Months Ended
Jun. 30, 2025
SHARE-BASED PAYMENT
SHARE-BASED PAYMENT

14.  SHARE-BASED PAYMENT

On March 28, 2021, the shareholders and board of directors of the Company approved the 2021 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in US$, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

A summary of restricted shares activity and related information for the year ended December 31, 2024 and for the six months ended June 30, 2025 are as follows:

Restricted shares granted to employees and directors

		Weighted
		average
		grant date	Aggregated
	Number of	fair value per	intrinsic
	options	share	value
		US$	US$

Outstanding, January 1, 2024	40,318,000	0.03	2,032
Granted	38,644,400	0.03	1,070
Forfeited	—	—	—
Exercised	(40,318,000)	0.03	1,201
Outstanding, December 31, 2024	38,644,400	0.03	974
Granted	—	—	—
Forfeited	—	—	—
Exercised	38,644,400	0.03	1,070
Outstanding, June 30, 2025	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s ordinary share and the exercise price.

In addition, on March 27, 2024, the Company issued 2,291,280 Class A ordinary shares as compensation to an employee when the research and development project meet certain target. See Note 17 for more details.

As of June 30, 2025, there was no unrecognized share-based compensation costs related to equity awards granted to employees and directors that is expected to be recognized.

14.  SHARE-BASED PAYMENT (continued)

Total share-based compensation expenses relating to restricted shares granted to employees and directors for the six months ended June 30, 2024 and 2025 are included in:

	For the six months ended June 30, 2024
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	172	—	172
General and administrative expenses	754	—	754
Service development expenses	69	—	69

	995	—	995

	For the six months ended June 30, 2025
	Employees	Directors	Total
	US$	US$	US$

General and administrative expenses	818	33	851

	818	33	851

Warrant issued for private placement

On June 27, 2022, the Company completed a private placement, in which it issued certain pre-funded warrants to purchase 480,000 ADSs, Series A warrants to purchase 1,600,000 ADSs and Series B warrants to purchase 1,600,000 ADSs. The pre-funded warrants are exercisable immediately at an exercise price of US$0.10 per ADS and were exercised in full in August 2022. Each Series A warrant is exercisable for one ADS at an exercise price of US$11.00 per ADS. The Series A warrants are immediately exercisable and will expire on the fifth anniversary of the issuance date. Each Series B warrant is exercisable for one ADS at an exercise price of US$10.00 per ADS. The Series B warrants are immediately exercisable and will expire on the 2½th anniversary of the issuance date. All Series B warrants were expired as of December 31, 2024.

Warrant issued for private placement (continued)

On August 16, 2022, the Company completed a private placement, in which it issued Series A warrants to purchase 1,556,667 ADSs and Series B warrants to purchase 1,556,667 ADS. The Series A warrants have an exercise price of US$6.60 per ADS, are immediately exercisable and will expire on the fifth anniversary of the issuance date. The Series B warrants have an exercise price of US$6.00 per ADS, are immediately exercisable and will expire on the 2½th anniversary of the issuance date. Part of Series B warrants were exercised into 5,000 ADS in January 2024. The remaining Series B warrants were expired as of June 30, 2025.

14.  SHARE-BASED PAYMENT (continued)

A summary of warrants and pre-funded warrant activity and related information for the year ended December 31, 2024 and for the six months ended June 30, 2025 are as follows:

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2024	731,333,300	0.17	2.07	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(260,000,000)	0.32	—	—
Exercised	(500,000)	0.06	0.17	—
Outstanding, December 31, 2024	470,833,300	0.08	1.76	—
Granted	—	—	—	—
Forfeited	—	—	—	—
Expired	(155,166,650)	0.06	—	—
Exercised	—	—	—	—
Outstanding, June 30, 2025	315,666,650	0.09	2.06	—
Vested and expected to vest at June 30, 2025	315,666,650	0.09	2.06	—
Exercisable at June 30, 2025	315,666,650	0.09	2.06	—